Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets:
Liability for employees' retirement benefits	¥ 505,000	¥ 531,614
Accrued enterprise tax	14,551	21,659
Property, plant, equipment, software and other	354,481	358,883
Compensated absences	77,275	76,631
Accrued bonus	34,386	32,771
Unamortized purchases of leased assets	4,035	5,801
Operating loss carryforwards	393,703	198,155
Accrued liabilities for loyalty programs	38,645	34,284
Deferred revenues regarding "Zutto Kurikoshi" and "Packet Kurikoshi"	9,235	15,820
Investments in affiliates	91,070	96,623
Marketable securities and other investments	25,715	16,278
Accounts receivable, trade	34,724	25,927
Other	149,529	147,307
Total gross deferred tax assets	1,732,349	1,561,753
Less-Valuation allowance	(379,493)	(167,147)
Total deferred tax assets	1,352,856	1,394,606
Deferred tax liabilities:
Unrealized gains on securities	(51,566)	(46,367)
Investment in subsidiary, principally arising upon issuance of stock	(168,961)	(207,594)
Property, plant, equipment and other	(123,137)	(122,843)
Identifiable intangible assets	(71,770)	(79,232)
Investments in affiliates	(45,527)	(45,038)
Prepaid pension costs	(31,479)	(25,080)
Other	(36,991)	(32,115)
Total gross deferred tax liabilities	(529,431)	(558,269)
Net deferred tax assets	¥ 823,425	¥ 836,337